Note 14 - Commitments (Details) - Future Payments under Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Payments under Operating Leases [Abstract]
2014	$ 221
2015	226
2016	230
2017	238
2018	240
Thereafter	203
$ 1,358